Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

(CHF in millions)	Leasehold improvements	Trade tools	Production equipment	Furniture and fixtures	Other	Total

Cost at January 1, 2025	97.3	14.9	32.4	31.5	25.0	201.2
Accumulated Depreciation at January 1, 2025	(25.7)	(10.6)	(20.7)	(7.4)	(9.6)	(74.0)
Net book value at January 1, 2025	71.7	4.3	11.8	24.1	15.4	127.2

Six month period ended June 30, 2025
Opening net book value	71.7	4.3	11.8	24.1	15.4	127.2
Additions	12.2	0.2	2.9	1.5	8.6	25.5
Disposals	(0.1)	—	—	(0.1)	—	(0.2)
Depreciation	(8.8)	(1.1)	(4.5)	(2.2)	(1.9)	(18.7)
Currency Translation	(4.4)	(0.3)	—	(1.4)	(0.5)	(6.6)
Net book value at June 30, 2025	70.6	3.1	10.2	21.9	21.5	127.2

Cost at June 30, 2025	103.4	14.1	35.4	31.0	32.7	216.5
Accumulated Depreciation at June 30, 2025	(32.8)	(11.1)	(25.2)	(9.1)	(11.1)	(89.3)
Net book value at June 30, 2025	70.6	3.1	10.2	21.9	21.5	127.2

Cost at January 1, 2026	124.0	11.3	53.3	35.7	27.3	251.6
Accumulated Depreciation at January 1, 2026	(42.3)	(9.0)	(27.7)	(11.2)	(12.7)	(102.8)
Net book value at January 1, 2026	81.7	2.3	25.7	24.5	14.6	148.8

Six month period ended June 30, 2026
Opening net book value	81.7	2.3	25.7	24.5	14.6	148.8
Additions	22.6	—	13.8	8.4	1.7	46.5
Disposals	(0.1)	—	—	—	—	(0.1)
Depreciation	(10.5)	(0.6)	(6.5)	(2.5)	(1.9)	(22.0)
Currency Translation	1.0	—	0.6	0.4	0.3	2.3
Net book value at June 30, 2026	94.8	1.8	33.6	30.7	14.6	175.5

Cost at June 30, 2026	148.4	11.5	68.4	44.5	29.5	302.4
Accumulated Depreciation at June 30, 2026	(53.7)	(9.7)	(34.8)	(13.8)	(14.9)	(126.8)
Net book value at June 30, 2026	94.8	1.8	33.6	30.7	14.6	175.5